Industry and geographic information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

Revenues by geographic location of customers are as follows:

(in thousands of U.S. dollars)	As of December 31,
	2010	2011	2012
Revenues
United Kingdom & Ireland	16,641	17,619	15,967
USA	3,929	3,694	3,890
France	2,425	1,763	2,930
Europe	14,098	9,524	3,313
Total Revenues	37,094	32,600	26,100

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]

The following is a summary of long-lived assets by geographic location:

(in thousands of U.S. dollars)	As of December 31,
	2011	2012

Long-lived assets:
USA	$5	$60,260
France	$31,600	$31,966
Total long-lived assets	$31,605	$92,226